EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLAN	EMPLOYEE BENEFIT PLAN
The Company sponsors a Section 401(k) retirement plan and pension plans for employees in the U.S. and the United Kingdom. During the year ended December 31, 2023 (Successor Period), the from July 28, 2022 to December 31, 2022 (Successor Period), and the from January 1, 2022 to July 27, 2022 (Predecessor Period), and the year ended December 31, 2021 (Predecessor Period) the Company’s contributions to the plan were $1.2 million, $0.3 million, $0.4 million, and $0.6 million, respectively.